Organization and principal activities (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net loss	¥ (395,803,000)	¥ (30,344,000)	¥ (128,072,000)
VIEs [Member]
Statement [Line Items]
Interest Income On Loans	11,218,000	44,797	20,627,000
Net loss	¥ (385,041,000)	¥ (23,947,000)	¥ (125,370,000)